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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. [ ]

            [X] Post-Effective Amendment No. 1 (File No. 333-163377)
                        (Check Appropriate Box or Boxes)

                        SELIGMAN VALUE FUND SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 671-1947
                        (Area Code and Telephone Number)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                Scott R. Plummer
                     (Name and Address of Agent for Service)

              5228 Ameriprise Financial Center Minneapolis MN 55474
                  (Number and Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



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Part A.

     Part A is incorporated by reference to that filed in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-163377 on or about Jan. 25, 2010.

Part B.

     Part B is incorporated by reference to that filed in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-163377 on or about Jan. 25, 2010.



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PART C. OTHER INFORMATION

Item 15. Indemnification

Reference is made to the provisions of Articles TWELFTH and THIRTEENTH of Registrant's Amended and Restated Articles of Incorporation filed to Registrant's Post-Effective Amendment No. 74 filed on April 29, 1997 and Article X of Registrant's Amended and Restated By-laws filed to Registrant's Post-Effective Amendment No. 86 filed on May 1, 2006.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a) Form of Articles Supplementary abolishing Class D shares dated May 16, 2008. (Incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on April 29, 2008.)

(1)(b) Articles Supplementary in respect of Seligman Smaller-Cap Value Fund dated December 16, 2004. (Incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed on April 29, 2005.)

(1)(c) Articles Supplementary dated April 7, 2003. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed on April 29, 2003.)

(1)(d) Articles Supplementary dated November 19, 2001. (Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on November 30, 2001.)

(1)(e) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on May 28, 1999.)

(1)(f) Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Initial Registration Statement filed on January 29, 1997.)

(1)(g) Articles of Amendment reflecting renaming Class I and Class R shares filed electronically on or about July 31, 2009 as Exhibit (a)(7) to Registrant's Post-Effective Amendment No. 23 to Registration Statement No. 333-20621 are incorporated by reference.

(1)(h) Articles Supplementary (Class I, Class R3 and Class R4 share addition) filed electronically on or about July 31, 2009 as Exhibit (a)(8) to Registrant's Post-Effective Amendment No. 23 to Registration Statement No. 333-20621 are incorporated by reference.

(2) Amended and Restated By-laws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on May 1, 2006).



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(3)      Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5)      Not applicable.

(6) Investment Management Services Agreement, dated Nov. 7, 2008, amended and restated June 29, 2009, between Registrant and RiverSource Investments, LLC filed electronically on or about July 31, 2009 as Exhibit (d) to Registrant's Post-Effective Amendment No. 23 to Registration Statement No. 333-20621 is incorporated by reference.

(7)(a) Distribution Agreement, effective Nov. 7, 2008, amended and restated Sept. 14, 2009, between Registrant and RiverSource Fund Distributors, Inc. filed electronically on or about Sept. 25, 2009 as Exhibit (e)(1) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(7)(b) Form of Service Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(7)(c) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(8) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(9) Form of Master Global Custody Agreement with JPMorgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(10)(a) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated Sept. 14, 2009, between Registrant and RiverSource Fund Distributors, Inc. filed electronically on or about Sept. 25, 2009 as Exhibit (m) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(10)(b) Rule 18f - 3(d) Plan, amended and restated as of Sept. 14, 2009, filed electronically on or about Sept. 25, 2009 as Exhibit (n) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered filed electronically on or about Jan. 25, 2010 as Exhibit (11) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-163377 is incorporated by reference.

(12) Tax opinion for the Reorganization of RiverSource Partners Small Cap Equity Fund into Seligman Smaller-Cap Value Fund is filed electronically herewith as Exhibit (12).

(13)(a) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Sept. 25, 2009 as Exhibit (h)(1) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.



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(13)(b)  Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated Sept. 14, 2009, between Registrant and RiverSource Service Corporation filed electronically on or about Sept. 25, 2009 as Exhibit
         (h)(3) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(13)(c) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009, between Registrant and RiverSource Service Corporation filed electronically on or about Sept. 25, 2009 as Exhibit (h)(2) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(13)(d) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009 between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Fund Distributors, Inc. and the Registrant filed electronically on or about Sept. 25, 2009 as Exhibit (h)(11) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(13)(e) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(14)(a) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) filed electronically on or about Jan. 25, 2010 as Exhibit
         (14)(a) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-163377 is incorporated by reference.

(14)(b)  Consent of Independent Registered Public Accounting Firm (Ernst & Young
         LLP) filed electronically on or about Jan. 25, 2010 as Exhibit (14)(b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-163377 is incorporated by reference.

(15)     Financial Statements: Not applicable.

(16) Directors/Trustees Power of Attorney to sign this Registration Statement and its amendments, dated Nov. 11, 2009, filed electronically on or about Nov. 25, 2009 as Exhibit (16) to Registration Statement No. 333-163377 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(17)(c) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2009, filed electronically on or about Nov. 30, 2009 as Exhibit (p)(3) to RiverSource Tax-Exempt Income Series, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-63552 is incorporated by reference.

(17)(d) Statement of Additional Information, dated Jan. 22, 2010, for RiverSource Partners Small Cap Equity Fund filed electronically on or about Jan. 25, 2010 as Exhibit (17)(d) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-163377 is incorporated by reference.

(17)(e)  Prospectus, dated July 30, 2009, for RiverSource Partners Small Cap
         Equity



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         Fund filed electronically on or about Jan. 25, 2010 as Exhibit (17)(e)
         to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-163377 is incorporated by reference.

(17)(f) Prospectus, dated May 1, 2009, for Seligman Smaller-Cap Value Fund filed electronically on or about Jan. 25, 2010 as Exhibit (17)(f) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-163377 is incorporated by reference.

(17)(g) Statement of Additional Information, dated May 1, 2009, for Seligman Smaller-Cap Value Fund filed electronically on or about Jan. 25, 2010 as Exhibit (17)(g) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-163377 is incorporated by reference.

(17)(h) Annual Report for the period ended May 31, 2009 for RiverSource Partners Small Cap Equity Fund filed electronically on or about Jan. 25, 2010 as Exhibit (17)(h) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-163377 is incorporated by reference.

(17)(i) Annual Report for the period ended Dec. 31, 2008 for Seligman Smaller-Cap Value Fund filed electronically on or about Jan. 25, 2010 as Exhibit (17)(i) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-163377 is incorporated by reference.

(17)(j) Semiannual Report for the period ended June 30, 2009 for Seligman Smaller-Cap Value filed electronically on or about Jan. 25, 2010 as Exhibit (17)(j) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-163377 is incorporated by reference.

Item 17. Undertakings.

None.



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                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Seligman Value Fund Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned duly authorized in the City of Minneapolis, and State of Minnesota on the 20th day of August, 2010.

SELIGMAN VALUE FUND SERIES, INC.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of August, 2010.

Signature                                    Capacity
---------                               ------------------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones

Signature                                    Capacity
---------                               ------------------


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated November 11, 2009, filed electronically on or about Nov. 25, 2010 as Exhibit (16), by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer



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                                  EXHIBIT INDEX

(12) Tax opinion for the Reorganization of RiverSource Partners Small Cap Equity Fund into Seligman Smaller-Cap Value Fund.